Income Tax Benefits /(Expenses) Major Components of Income Tax (Expense)/Benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current income tax	¥ (66,649)	¥ (590,668)	¥ (37,027)
Deferred taxation	798,003	(53,812)	102,647
Income tax benefits / (expenses)	¥ 731,354	¥ (644,480)	¥ 65,620